ASSETS HELD FOR SALE (Tables)	9 Months Ended	12 Months Ended
	May 31, 2014	Aug. 31, 2013
Schedule of Assets held for sale [Table Text Block]
		May 31, 2014		August 31, 2013
	$		$
Investments in Pro-Eco Energy		-		32,197
		-		32,197

	2013	2012
	$	$
Investments in Pro-Eco Energy	32,197	-
	32,197	-